Acquisitions (Tables)	12 Months Ended
Dec. 31, 2025
Paragon 28 [Member]
Business Combination [Line Items]
Summary of Estimates of Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the estimates of fair value of the assets acquired and liabilities assumed related to the Paragon 28 acquisition (in millions):

Cash consideration	$1,241.5
Contingent consideration	35.0
Fair value of consideration transferred	$1,276.5

Cash	$15.2
Accounts receivable, net	36.8
Inventories	152.6
Prepaid expenses and other current assets	5.6
Intangible assets subject to amortization:
Technology	324.0
Trademarks and trade names	44.0
Customer relationships	91.5
Intangible assets not subject to amortization:
In-process research and development (IPR&D)	103.0
Property, plant and equipment	68.0
Other assets	2.3
Current liabilities	(95.5)
Deferred income taxes	(89.2)
Other long-term liabilities	(1.9)
Net assets acquired	$656.4

Goodwill	$620.1

Monogram [Member]
Business Combination [Line Items]
Summary of Estimates of Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the estimates of fair value of the assets acquired and liabilities assumed related to the Monogram acquisition (in millions):

Initial consideration	$175.9
Contingent consideration	201.6
Fair value of consideration transferred	$377.5

Current assets	$9.4
Intangible assets not subject to amortization:
IPR&D	131.5
Other assets	1.5
Current liabilities	(13.9)
Deferred income taxes	(13.9)
Other long-term liabilities	(0.1)
Total identifiable net assets	$114.5

Goodwill	$263.0

2024 Acquisitions [Member]
Business Combination [Line Items]
Summary of Estimates of Fair Value of Assets Acquired and Liabilities Assumed	The following table summarizes the aggregate final estimates of fair value of the assets acquired and liabilities assumed related to the 2024 acquisitions (in millions):

Cash consideration	$294.8
Contingent consideration	61.0
Fair value of consideration transferred	$355.8

Current assets	$24.4
Intangible assets subject to amortization:
Technology	112.5
Trademarks and trade names	5.0
Customer relationships	40.8
Intangible assets not subject to amortization:
IPR&D	7.0
Other assets	4.1
Current liabilities	(6.4)
Deferred income taxes	(33.9)
Other long-term liabilities	(0.5)
Total identifiable net assets	$152.9

Goodwill	$202.9

2023 Acquisitions [Member]
Business Combination [Line Items]
Summary of Estimates of Fair Value of Assets Acquired and Liabilities Assumed	The following table summarizes the aggregate final estimates of fair value of the assets acquired and liabilities assumed related to the 2023 acquisitions (in millions):

Initial consideration	$272.4
Contingent consideration	138.5
Fair value of consideration transferred	$410.9

Current assets	$13.1
Intangible assets subject to amortization:
Technology	144.0
Trademarks and trade names	3.5
Customer relationships	40.1
Intangible assets not subject to amortization:
IPR&D	36.3
Other assets	4.8
Current liabilities	(8.2)
Deferred income taxes	(37.7)
Total identifiable net assets	$195.9

Goodwill	$215.0